FAIR VALUE MEASUREMENTS (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the beginning and ending balance of Level 3 inputs
Balance at the end of the period	$ 1,090,000		$ 1,090,000		$ 71,000	$ 680,000
Warrants
Reconciliation of the beginning and ending balance of Level 3 inputs
Change in valuation of liability	1,000	400,000	51,000	600,000	629,000	(300,000)	(300,000)
Economic Rights
Reconciliation of the beginning and ending balance of Level 3 inputs
Sale			1,097,000
Change in valuation of liability			$ (27,000)